SUBSEQUENT EVENTS (Details Narrative) - USD ($)								12 Months Ended
	Mar. 18, 2026	Jan. 26, 2026	Sep. 05, 2025	Aug. 11, 2025	Dec. 02, 2024	Feb. 21, 2024	Nov. 15, 2019	Dec. 31, 2025 [1]	Nov. 27, 2024
Subsequent Event [Line Items]
Issuance of shares of common stock, shares							16,666
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Investors for purchase and sale of aggregate shares	6,999,996
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares of common stock, shares			12,000,000	475,220		438,498		120,000
Share Price			$ 0.80	$ 1.72
Common Stock [Member] | 2026 Primary Offering Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of shares of common stock, shares		38,000,000
Share Price		$ 0.80
Common Stock [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares of common stock, shares					30,000,000
Share Price									$ 0.80
Warrant [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Investors for purchase and sale of aggregate shares	6,999,996
Exercise price	$ 2.00
Net proceeds from offering	$ 12,651,733

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of at a ratio of 1-for-20 effective on April 1, 2025 (Note 11) and 1-for-100 effective on April 6, 2026 (Note 16).